Investment Objectives and Goals	Jun. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Humanoid Robotics ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.